UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21142
Eaton Vance Insured Municipal Bond Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured Municipal Bond Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.3%
$10,000	Cohasset, MN, PCR, (Allete, Inc.), 4.95%, 7/1/22	$10,226,000
2,000	Minnesota Municipal Power Agency, 5.125%, 10/1/29	2,060,980
		$12,286,980

General Obligations — 10.7%
15,175	California, 5.00%, 6/1/34	15,424,780
12,500	California, 5.25%, 4/1/30	12,960,125
3,750	California, 5.25%, 4/1/34	3,912,150
13,250	California, 5.50%, 11/1/33	14,161,335
21,100	California, Variable Rate, 1.63%, 5/1/33 (1)	21,100,000
19,500	New York City, NY, 5.25%, 1/15/33	20,283,510
15,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	15,814,500
		$103,656,400

Hospital — 3.2%
5,000	Camden County, NJ, Improvement Authority, (Cooper Health), 5.75%, 2/15/34	5,218,900
1,500	Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), 5.00%, 9/1/25	1,506,975
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,730,442
3,900	Hawaii Pacific Health, 5.60%, 7/1/33	4,006,353
5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	5,756,497
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,685,895
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	2,565,275
		$30,470,337

Insured-Electric Utilities — 14.5%
$13,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$13,880,100
21,355	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/27	6,587,590
10,620	Forsyth, MT, PCR, (Puget Sound Energy), (AMBAC), 5.00%, 3/1/31	10,922,139
21,000	Long Island Power Authority, NY, (AMBAC), 5.00%, 9/1/34	21,578,970
2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	2,687,711
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	62,502,921
19,490	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21	9,355,590
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	4,826,580
18,745	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/24	7,583,665
		$139,925,266

Insured-General Obligations — 32.6%
4,200	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	3,330,726
60,000	California, (XLCA), Variable Rate, 5.00%, 10/1/28	61,801,800
15,380	Chicago, IL, (MBIA), 5.00%, 1/1/41	15,565,637
15,530	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/30	3,916,200
41,300	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/21	18,482,163
36,135	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/30	9,155,886
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/31	2,393,000
19,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	5,089,720
10,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	2,823,030
10,000	Detroit, MI, School District, (FGIC), 5.00%, 5/1/32	10,230,600
14,375	Detroit, MI, School District, (FGIC), 5.25%, 5/1/28	15,275,594
16,115	Florida Department of Transportation, (Right of Way), (FSA), 5.00%, 7/1/31	16,653,886
16,920	Florida Department of Transportation, (Right of Way), (FSA), 5.00%, 7/1/32	17,471,592
11,790	Frisco, TX, Independent School District, (MBIA), 4.00%, 7/15/36 (2)	10,111,576

$20,425	Kane Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	$9,547,462
50,650	Kane Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	22,315,883
7,500	King County, WA, (MBIA), 5.25%, 1/1/34	7,860,600
6,130	Montgomery County, TX, Utility District No. 46, (FGIC), 4.50%, 3/1/29	5,957,992
4,945	New Caney, TX, Independent School District, (FSA), 4.75%, 2/15/35	4,862,221
15,000	Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34	15,927,450
9,200	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	7,055,940
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	21,180,355
21,300	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/25	7,663,527
21,125	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/26	7,106,661
21,070	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/27	6,628,622
21,510	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/28	6,343,729
		$314,751,852

Insured-Hospital — 2.0%
11,700	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	12,728,898
6,000	Maryland HEFA, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38	6,527,640
		$19,256,538

Insured-Lease Revenue / Certificates of Participation — 5.8%
12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	12,167,211
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	43,549,048
		$55,716,259

Insured-Other Revenue — 0.6%
5,550	Maine HEFA, (Maine Life Care Retirement Community), (AMBAC), 4.50%, 7/1/28	5,431,729
		$5,431,729

Insured-Private Education — 1.3%
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,485,300
2,150	Massachusetts HEFA, (Boston University), (FGIC), 4.50%, 10/1/37	2,067,225
		$12,552,525

Insured-Public Education — 5.4%
$1,830	Florida Education System, Housing Facility Revenue, (International University), (MBIA), 4.50%, 7/1/34	$1,776,180
35,770	University of California, (FGIC), 5.00%, 9/1/27	36,961,856
12,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	13,355,375
		$52,093,411

Insured-Sewer Revenue — 3.1%
13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	5,689,181
19,000	King County, WA, Sewer, (FGIC), 5.00%, 1/1/31	19,342,380
6,845	Passaic Valley, NJ, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	4,545,696
		$29,577,257

Insured-Special Tax Revenue — 5.5%
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,131,166
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,264,500
9,000	Metropolitan Transportation Authority, NY, Petroleum Tax Fund, (FGIC), 5.00%, 11/15/31	9,206,910
10,500	Reno, NV, Sales and Room Tax, (AMBAC), 5.125%, 6/1/37	10,757,145
15,500	Utah Transportation Authority Sales Tax, (FSA), 5.00%, 6/15/32	15,801,165
		$53,160,886

Insured-Transportation — 40.2%
10,000	Atlanta, GA, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	10,003,900
15,600	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	16,040,388
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	3,815,300
17,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/25	6,028,200
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	4,662,930

$20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	$7,572,200
20,690	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	20,081,507
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	35,322,807
24,730	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	25,002,277
9,985	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.125%, 1/1/37	10,153,048
20,000	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	20,744,000
10,070	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,034,948
3,100	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	911,803
13,700	Newark, NJ, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	14,053,460
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	25,821,049
75,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	18,752,250
45,020	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	15,303,649
119,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/34	25,289,880
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	31,574,703
23,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/27	7,134,370
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	19,231,805
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	65,531,477
		$387,065,951

Insured-Utilities — 8.0%
5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	5,091,300
61,000	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	61,818,620
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,298,800
		$77,208,720

Insured-Water and Sewer — 10.7%
$25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39 (3)	$26,337,729
20,935	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37 (4)	21,398,710
30,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	29,453,700
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,794,525
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,760,205
15,250	Pittsburgh, PA, Water and Sewer Authority, (FGIC), 0.00%, 9/1/26	5,110,580
2,500	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	2,620,400
		$103,475,849

Insured-Water Revenue — 5.3%
8,930	Albany, OR, Water, (FGIC), 5.00%, 8/1/33	9,183,791
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,357,413
26,000	East Bay, CA, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/38	26,424,060
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,144,200
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,169,140
1,000	Metropolitan Water District, CA, (MBIA), 5.00%, 7/1/37	1,016,350
		$51,294,954

Other Revenue — 3.5%
32,500	Golden Tobacco Securitization Corp., CA, 5.375%, 6/1/28	33,765,225
		$33,765,225

Special Tax Revenue — 1.5%
4,600	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	4,774,892
1,750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	1,798,650
2,405	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,523,807
5,110	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	5,318,846
		$14,416,195

Transportation — 6.8%
$24,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$24,518,160
39,960	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	40,911,048
		$65,429,208

Total Tax-Exempt Investments — 162.0% (identified cost $1,503,563,021)		$1,561,535,542

Other Assets, Less Liabilities — (0.5)%		$(4,993,557)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.5)%		$(592,815,937)

Net Assets Applicable to Common Shares— 100.0%		$963,726,048

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 83.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 24.4% of total investments.

(1)		The stated interest rate represents the rate in effect at December 31, 2004.

(2)		When-issued security.

(3)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)		Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
03/05	3,475 U.S. Treasury Bond	Short	$(382,995,388)	$(390,937,500)	$(7,942,112)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,502,655,974
Gross unrealized appreciation	$59,223,821
Gross unrealized depreciation	(344,253)
Net unrealized appreciation	$58,879,568

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005